Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2016	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025	May 31, 2026
Adaptive Alpha Opportunities ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 12,353	$ 14,822	$ 14,175	$ 16,674	$ 24,346	$ 22,386	$ 22,226	$ 26,674	$ 29,377	$ 37,217
Adaptive Hedged Multi-Asset Income ETF
Account Value [Line Items]
Accumulated Value	10,000	10,856	11,065	11,737	11,547	12,000	11,095	10,978	11,966	12,722	14,416
RH Tactical Outlook ETF
Account Value [Line Items]
Accumulated Value	10,000	11,182	12,732	12,663	12,303	15,639	14,850	13,894	16,309	17,400	22,112
RH Tactical Rotation ETF
Account Value [Line Items]
Accumulated Value	10,000	11,350	12,289	11,874	10,926	14,182	13,524	12,619	15,767	16,628	23,426
MSCI ACWI Index
Account Value [Line Items]
Accumulated Value	10,000	11,818	13,286	13,186	13,974	19,901	18,642	18,898	23,458	26,780	35,027
Morningstar Moderate Aggressive Target Risk Index
Account Value [Line Items]
Accumulated Value	10,000	11,491	12,668	12,793	13,364	18,000	16,669	16,460	19,282	21,587	26,482
Bloomberg Capital US Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,157	10,119	10,767	11,781	11,733	10,768	10,537	10,675	11,258	11,836
CRSP US Total Market Index
Account Value [Line Items]
Accumulated Value	10,000	11,537	13,037	13,125	14,343	20,349	19,277	19,347	24,328	27,137	34,829
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,749	13,439	13,947	15,738	22,083	22,017	22,660	29,047	32,975	42,796
Morningstar Moderate Aggressive Target Risk Index [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 11,491	$ 12,668	$ 12,793	$ 13,364	$ 18,000	$ 16,669	$ 16,460	$ 19,282	$ 21,587	$ 26,482